Employee Benefit Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employer matching contribution, percent of match	100.00%
Employer matching contribution, percent of employees' pay	4.00%
Defined contribution plan, cost	$ 0.8	$ 0.6	$ 0.3
Severance pay rate	8330.00%
Severance costs	$ 3.8	$ 2.7	$ 1.9